Unconsolidated Segment Results (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Premiums and policy fees, net	$ 1,605,227	$ 1,407,279	$ 1,449,591
Interest and similar income, net	4,522,219	4,325,737	4,175,469
Change in fair value of assets and liabilities	3,602,468	(178,238)	(532,720)
Realized investment gains (losses), net	83,622	(49,325)	94,413
Fee, commission, and other revenue	324,730	309,854	303,399
Total revenue	10,138,266	5,815,307	5,490,152
Benefits and expenses:
Net benefits and expenses	7,129,239	2,383,178	2,603,094
General and administrative and commission	1,812,144	2,029,388	1,804,437
Change in deferred acquisition costs, net	274,363	259,407	239,259
Total benefits and expenses	9,215,746	4,671,973	4,646,790
Pretax income (loss)	922,520	1,143,334	843,362
Operating Segments | Annuities
Revenue:
Premiums and policy fees, net	1,249,793	1,117,580	1,133,285
Interest and similar income, net	4,301,602	4,133,359	3,999,693
Change in fair value of assets and liabilities	3,368,121	(218,922)	(492,479)
Realized investment gains (losses), net	80,111	(49,126)	90,948
Fee, commission, and other revenue	249,280	243,789	236,454
Total revenue	9,248,907	5,226,680	4,967,901
Benefits and expenses:
Net benefits and expenses	6,570,915	1,982,879	2,296,057
General and administrative and commission	1,486,314	1,774,740	1,549,692
Change in deferred acquisition costs, net	313,504	315,760	279,582
Total benefits and expenses	8,370,733	4,073,379	4,125,331
Pretax income (loss)	878,174	1,153,301	842,570
Operating Segments | Life
Revenue:
Premiums and policy fees, net	204,920	147,013	172,660
Interest and similar income, net	135,346	113,465	103,326
Change in fair value of assets and liabilities	233,840	40,600	(38,553)
Realized investment gains (losses), net	2,272	623	1,597
Fee, commission, and other revenue	1,485	747	186
Total revenue	577,863	302,448	239,216
Benefits and expenses:
Net benefits and expenses	350,354	194,667	114,377
General and administrative and commission	219,519	159,455	165,386
Change in deferred acquisition costs, net	(59,168)	(69,477)	(53,642)
Total benefits and expenses	510,705	284,645	226,121
Pretax income (loss)	67,158	17,803	13,095
Operating Segments | Questar
Revenue:
Interest and similar income, net	68	32	3
Change in fair value of assets and liabilities	2	2
Realized investment gains (losses), net	3
Fee, commission, and other revenue	110,989	101,432	105,830
Total revenue	111,062	101,466	105,833
Benefits and expenses:
General and administrative and commission	122,989	114,009	110,624
Total benefits and expenses	122,989	114,009	110,624
Pretax income (loss)	(11,927)	(12,543)	(4,791)
Operating Segments | Legacy
Revenue:
Premiums and policy fees, net	150,514	142,686	143,646
Interest and similar income, net	85,203	78,881	72,447
Change in fair value of assets and liabilities	505	82	(1,688)
Realized investment gains (losses), net	1,236	(822)	1,868
Fee, commission, and other revenue	1,380	1,191	253
Total revenue	238,838	222,018	216,526
Benefits and expenses:
Net benefits and expenses	207,970	205,632	192,660
General and administrative and commission	21,726	18,489	18,059
Change in deferred acquisition costs, net	20,027	13,124	13,319
Total benefits and expenses	249,723	237,245	224,038
Pretax income (loss)	(10,885)	(15,227)	(7,512)
Eliminations
Revenue:
Fee, commission, and other revenue	(38,404)	(37,305)	(39,324)
Total revenue	(38,404)	(37,305)	(39,324)
Benefits and expenses:
General and administrative and commission	(38,404)	(37,305)	(39,324)
Total benefits and expenses	$ (38,404)	$ (37,305)	$ (39,324)